Employment and Stock Option Agreements (Details Textual 2) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Employment and Stock Option Agreements [Abstract]
Fair value amounts recorded for option	$ 37,200	$ 7,250	$ 271,700	$ 54,623	$ 49,805	$ 10,229